VANECK REAL ASSETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
EXCHANGE TRADED FUNDS: 99.8%(a)
Energy Select Sector SPDR
Fund 130,936 $ 11,215,978
Global X US Infrastructure
Development ETF † 130,121 5,258,190
Invesco Water Resources ETF † 18,737 1,232,707
iShares Gold Trust 6,194 306,665
iShares Residential and
Multisector Real Estate ETF † 80,341 6,509,228
Materials Select Sector SPDR
Fund † 103,588 8,715,894
SPDR Gold MiniShares Trust 5,936 308,613
VanEck Agribusiness ETF † ‡ 17,177 1,108,260
VanEck Commodity Strategy
ETF ‡ 441,361 20,890,852
VanEck Energy Income ETF † ‡ 128,513 12,085,684
VanEck Gold Miners ETF ‡ 35,464 1,202,584
VanEck Merk Gold ETF 857,885 21,704,491
VanEck Steel ETF † ‡ 29,035 1,697,386
Number
of Shares Value
VanEck Uranium and Nuclear
ETF † ‡ 28,134 $ 2,288,419
Underline
Total Exchange Traded Funds
(Cost: $87,612,718) 94,524,951
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
10.8%
Money Market Fund: 10.8%
(Cost: $10,193,813)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 10,193,813 10,193,813
Total Investments: 110.6%
(Cost: $97,806,531) 104,718,764
Liabilities in excess of other assets: (10.6)% (9,988,892)
NET ASSETS: 100.0% $ 94,729,872
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.
† Security fully or partially on loan. Total market value of securities on loan is $14,551,566.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Transactions in securities of affiliates for the period ended December 31, 2024 were as follows:
Value
9/30/2024 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/2024
Dividend
Income
VanEck
Agribusiness ETF $774,279 $503,810 $(17,115) $(5,220) $(147,494) $1,108,260 $35,062
VanEck Commodity
Strategy ETF 15,739,444 5,827,751 (341,095) (25,900) (309,348) 20,890,852 695,849
VanEck Energy
Income ETF 9,601,795 3,232,335 (1,869,695) 203,195 918,054 12,085,684 82,038
VanEck Gold
Miners ETF 1,075,658 336,748 (21,750) 1,591 (189,663) 1,202,584 13,237
VanEck Steel ETF 1,359,810 687,401 (28,030) (2,817) (318,978) 1,697,386 55,969
VanEck Uranium
and Nuclear ETF 1,595,471 825,795 (38,094) 396 (95,149) 2,288,419 16,028
Total
$30,146,457 $11,413,840 $(2,315,779) $171,245 $(142,578) $39,273,185 $898,183